Intangible assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
In-place leases, gross	$ 4,910	$ 4,910
Amortizable asset accumulated Amortization	4,852	4,806
In place leases
In-place leases, gross	4,910	4,910
Amortizable asset accumulated Amortization	4,852	4,806
Above Market leases
In-place leases, gross	0	0
Amortizable asset accumulated Amortization	$ 0	$ 0